Investment Strategy - Roundhill Daily 2X Long Meme Stock ETF	Nov. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Meme Stock ETF over a single trading day. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Meme Stock ETF is an actively managed ETF that seeks, as its investment objective, capital appreciation. Roundhill Financial Inc. (“Roundhill” or the “Adviser”) serves as the investment adviser to Meme Stock ETF, as well as serving as investment adviser to the Fund. The Meme Stock ETF offers exposure to equity securities commonly referred to as “Meme Stocks.” Meme stocks are characterized by elevated trading volumes relative to comparable public companies during periods of intense online attention and extreme price volatility, with trading activity sometimes driven more by social media momentum than by fundamental or traditional technical analysis. For purposes of the Meme Stock ETF’s strategy, “social media momentum” is defined as short-term increases in online engagement related to an issuer as measured by the volume, velocity, and engagement (e.g., likes, comments, shares) of posts and discussions about the issuer or its ticker across widely used platforms and forums. Social media momentum is not a measure of company fundamentals and may subside quickly. At each rebalance, which may occur as frequently as weekly, the Adviser of the Meme Stock ETF will review the eligible universe of Meme Stocks and select a minimum of 13 and maximum of 25 securities for the portfolio. Once selected, the securities comprising the Meme Stock ETF’s portfolio will be approximately weighted based on implied volatility. Implied volatility is a measure derived from an option’s market prices, indicating the market's expectation of future price swings in an underlying asset over a period of time.

In seeking to achieve its investment objective, the Fund will invest directly in shares of the Meme Stock ETF and in derivatives instruments, such as swap agreements and futures contracts, that provide exposure to the returns of the Meme Stock ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the Meme Stock ETF; (2) a basket of or the individual securities comprising the Meme Stock ETF; or (3) an index of securities that is substantially similar to the holdings of the Meme Stock ETF.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to “Meme Stocks.” Such instruments include shares of the Meme Stocks ETF and derivative instruments that utilize the Meme Stocks ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Meme Stock ETF. At the close of the markets each trading day, Roundhill rebalances the Fund’s portfolio so that its exposure to the Meme Stock ETF is consistent with the Fund’s investment objective. The impact of the Meme Stock ETF’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the value of the Meme Stock ETF has increased on a given day, net assets of the Fund should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if the Meme Stock ETF has decreased in value on a given day, net assets of the Fund should decrease, meaning the Fund’s exposure will need to be decreased. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund may hold ETFs and money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have precise exposure to the Meme Stock ETF (for instance, if the Fund holds derivatives contracts that reference the securities held by the Meme Stock ETF or an index of securities that is substantially similar to the holdings of Meme Stock ETF). While the Fund’s exposure would be substantially similar to direct exposure to the Meme Stock ETF, the basket of securities or index it uses as the reference asset may assign slightly different weights to the stocks comprising the Meme Stock ETF.

You can find the Roundhill Meme Stock ETF’s prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its 1933 Act file number: 333-273052.

The Fund will not concentrate (i.e., invest more than 25% of its total assets) its investments in securities of issuers in any industry or group of industries.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 2X the return of the Meme Stock ETF over the same period. The Fund will lose money if the Meme Stock ETF’s performance is flat over time, and as a result of daily rebalancing, the Meme Stock ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Meme Stock ETF’s performance increases over a period longer than a single day.